Inventories, Net - Inventories, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 74	$ 62
Work in process	949	901
Finished goods	256	273
Inventory net	$ 1,279	$ 1,236